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                           MFS(R) INSTITUTIONAL TRUST
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000


                                        October 29, 1998

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Institutional Trust (the "Trust") (File Nos. 33-37615 and 811-6174) on Behalf of:

                    MFS(R) Institutional Emerging Equities Fund
                    MFS(R) Institutional Global Fixed Income Fund MFS(R) Institutional Emerging Markets Debt Fund MFS(R) Institutional International Equity Fund MFS(R) Institutional Mid Cap Growth Fund
                    MFS(R) Institutional Research Fund
                    MFS(R) Institutional Core Fixed Income Fund
                    MFS(R) Institutional Core Equity Fund
                    MFS(R) Institutional Large Cap Growth Fund
                    MFS(R) Institutional High Yield Fund

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 17 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 1998.

         Please call the undersigned or Nicole E. Leonard at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary
JRB/bjn